                                 HARTFORD QUANTUM LIFE
                                 SEPARATE ACCOUNT VL I
                           HARTFORD LIFE INSURANCE COMPANY

                                 FILE NO. 333-110550



     SUPPLEMENT DATED DECEMBER 9, 2004 TO YOUR PROSPECTUS DATED MAY 3, 2004
                            AS REVISED JUNE 24, 2004

              SUPPLEMENT DATED DECEMBER 9, 2004 TO YOUR PROSPECTUS


Subject to shareholder approval, the investment objective of Putnam VT Equity Income Fund will change on December 9, 2004.

If approved by the shareholders, the paragraph describing the investment objective in your prospectus in the section entitled "The Funds" is deleted and replaced with the following:

     Putnam VT Equity Income Fund - Seeks capital growth and current income.

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5127